Segmented Information	12 Months Ended
Dec. 31, 2023
Disclosure of operating segments [abstract]
Segmented Information	Segmented Information
The Company’s reportable operating segments, which are components of the Company’s business where separate financial information is available and which are evaluated on a regular basis by the Company’s Chief Executive Officer, who is the Company’s chief operating decision maker, for the purpose of assessing performance, are summarized in the tables below:
For the year ended December 31, 2023:

In $000s	Product	Sales	Royalty revenue	Cost of sales excluding depletion	Depletion	Stream, royalty and other interests impairment	Contractual income from Stream, royalty and other interests	Loss (gain) on disposal of Stream, royalty and other interests	Income (loss) before taxes	Cash flows from operating activities

Antamina, Peru	Copper, Other[1]	$–	$12,040	$–	$7,215	$–	$–	$2,039	$2,786	$11,455
	Silver	2,222	547	55	1,361	–	–	–	1,353	2,714
Aurizona, Brazil	Gold	–	9,825	–	492	–	–	–	9,333	9,025
Blyvoor, South Africa	Gold	4,431	–	1,313	1,225	–	–	–	1,893	2,994
Bonikro, Côte d'Ivoire	Gold	9,223	–	1,919	4,956	–	–	–	2,348	7,619
Caserones, Chile	Copper	–	12,022	–	5,832	–	–	–	6,190	8,365
Cerro Moro, Argentina	Silver	26,197	–	7,853	10,753	–	–	–	7,591	18,345
Chapada, Brazil	Copper	13,469	–	4,074	2,761	–	–	–	6,634	9,395
Fruta del Norte, Ecuador	Gold	–	7,722	–	2,098	–	–	–	5,624	5,434
Houndé, Burkina Faso	Gold	–	5,731	–	1,835	–	–	–	3,896	4,474
Mercedes, Mexico	Gold, Silver[2]	24,757	–	2,258	15,787	–	–	–	6,712	24,511
Relief Canyon, United States	Gold	9,396	–	–	4,731	–	–	–	4,665	9,395
Vale Royalties, Brazil	Iron Ore	–	5,988	–	2,426	–	–	–	3,562	5,005
Other[3]	Gold	11,412	10,790	3,054	6,790	940	(11,810)	–	23,228	30,068
	Copper, Other	5,477	8,387	1,151	7,075	687	–	(3,988)	8,939	12,644
Total Segments		$106,584	$73,052	$21,677	$75,337	$1,627	$(11,810)	$(1,949)	$94,754	$161,443
Corporate:
Administration and Project evaluation expenses		$–	$–	$–	$–	$–	$–	$–	$(21,526)	$(13,321)
Gain on revaluation of investments		–	–	–	–	–	–	–	15,671	–
Finance expense		–	–	–	–	–	–	–	(39,515)	(115)
Share of net income (loss) of associates		–	–	–	–	–	–	–	(2,141)	–
Other		–	–	–	–	–	–	–	(331)	4,747
Total Corporate		$–	$–	$–	$–	$–	$–	$–	$(47,842)	$(8,689)
Consolidated		$106,584	$73,052	$21,677	$75,337	$1,627	$(11,810)	$(1,949)	$46,912	$152,754
1.Royalty revenue from Antamina consists of $9.1 million from copper and $2.9 million from other base metals.
2.Revenue from Mercedes consists of $21.8 million from gold and $3.0 million from silver.
3.Where a Stream, royalty and other interest represents less than 10% of the Company’s sales, gross margin or aggregate asset book value and represents an interest on gold, silver or other metal, the interest has been summarized under Other. Other includes Vatukoula, Highland Valley, Black Fox, CEZinc, Gualcamayo and others. Includes revenue from Stream, royalty and other interests located in Canada of $23.3 million, Mexico of $3.6 million and other of $9.2 million. Includes revenue from gold of $22.2 million, copper of $4.7 million, diamonds of $3.3 million and other base metals of $5.9 million. Contractual income from stream, royalty and other interests includes a one-time contractual payment of $10.0 million received related to the Mt. Hamilton royalty. Reportable segments that have not met the criteria for separate disclosure in the current period have been included in Other for the current and prior period.
For the year ended December 31, 2022:

In $000s	Product	Sales	Royalty revenue	Cost of sales excluding depletion	Depletion	Stream, royalty and other interests impairment	Gain on disposal of Stream, royalty and other interests and Other	Income (loss) before taxes	Cash flows from operating activities

Antamina, Peru	Copper, Other[1]	$–	$4,269	$–	$5,676	$–	$–	$(1,407)	$1,069
Aurizona, Brazil	Gold	–	6,925	–	379	–	–	6,546	7,925
Blyvoor, South Africa	Gold	2,589	–	1,199	787	–	–	603	2,083
Bonikro, Côte d'Ivoire	Gold	5,243	–	2,422	3,106	–	–	(285)	3,742
Caserones, Chile	Copper	–	2,615	–	1,656	–	–	959	2,747
Cerro Moro, Argentina	Silver	27,804	–	8,323	11,994	–	–	7,487	19,480
Chapada, Brazil	Copper	16,016	–	4,828	3,060	–	–	8,128	11,188
Fruta del Norte, Ecuador	Gold	–	6,546	–	2,416	–	–	4,130	4,757
Houndé, Burkina Faso	Gold	–	5,815	–	2,159	–	–	3,656	3,547
Mercedes, Mexico	Gold, Silver[2]	14,934	–	2,001	8,144	–	–	4,789	11,669
Relief Canyon, United States	Gold	10,891	–	–	5,121	–	–	5,770	10,891
Vale Royalties, Brazil	Iron Ore	–	7,813	–	2,537	–	–	5,276	7,618
Other[3]	Gold	16,584	5,635	3,795	7,699	1,086	(2,396)	12,035	17,929
	Copper, Other	3,754	11,299	798	5,046	–	(23,437)	32,646	14,734
Total Segments		$97,815	$50,917	$23,366	$59,780	$1,086	$(25,833)	$90,333	$119,379
Corporate:
Administration and Project evaluation expenses		$–	$–	$–	$–	$–	$–	$(20,828)	$(14,269)
Gain on revaluation of investments		–	–	–	–	–	–	1,756	–
Finance expense		–	–	–	–	–	–	(17,286)	(122)
Gain on disposal of investment in associates		–	–	–	–	–	–	37,396	–
Share of net income (loss) of associates		–	–	–	–	–	–	(3,654)	–
Other		–	–	–	–	–	–	52	1,928
Total Corporate		$–	$–	$–	$–	$–	$–	$(2,564)	$(12,463)
Consolidated		$97,815	$50,917	$23,366	$59,780	$1,086	$(25,833)	$87,769	$106,916
1.Royalty revenue from Antamina consists of $2.9 million from copper, $0.2 million from silver and $1.2 million from other base metals.
2.Revenue from Mercedes consists of $12.4 million from gold and $2.5 million from silver.
3.Where a Stream, royalty and other interest represents less than 10% of the Company’s sales, gross margin or aggregate asset book value and represents an interest on gold, silver or other metal, the interest has been summarized under Other. Other includes Vatukoula, Highland Valley, Black Fox, CEZinc, Gualcamayo and others. Includes revenue from Stream, royalty and other interests located in Canada of $23.5 million, Mexico of $4.8 million and other of $9.0 million. Includes revenue from gold of $22.2 million, other base metals of $5.6 million, diamonds of $8.2 million and copper of $1.3 million. Reportable segments that have not met the criteria for separate disclosure in the current period have been included in Other for the current and prior period.
Total assets as of:

In $000s	December 31, 2023	December 31, 2022

Antamina	$185,748	$339,751
Aurizona	10,053	9,745
Blyvoor	104,380	105,545
Bonikro	30,035	35,306
Caserones	77,540	82,800
Cerro Moro	15,217	25,969
Chapada	43,895	46,656
Fruta del Norte	26,761	28,658
Greenstone	107,234	107,234
Horne 5	78,934	78,934
Hod Maden	206,996	206,969
Houndé	28,341	30,037
Hugo North Extension and Heruga	35,358	35,352
Mercedes	52,132	64,945
Platreef	187,000	186,640
Relief Canyon	20,074	13,796
Vale Royalties	114,529	116,856
Other[1]	255,276	284,548
Total Segments	$1,579,503	$1,799,741
Corporate:
Cash and cash equivalents	$5,003	$7,029
Investments	258,874	129,890
Other assets[2]	88,046	38,117
Total Corporate	$351,923	$175,036
Consolidated	$1,931,426	$1,974,777
1.Where a Stream, royalty and other interest represents less than 10% of the Company's sales, gross margin or aggregate asset book value and represents an interest on gold, silver or other metal, the interest has been summarized under Other. Includes Vatukoula, Black Fox, Highland Valley, El Pilar, Cortez Complex (Robertson Deposit), CEZinc, Gualcamayo, Lobo-Marte, Ağı Dağı & Kirazlı, and others. Reportable segments that have not met the criteria for separate disclosure in the current period have been included in Other for the current and prior period.
2.Includes Sandbox and Horizon Copper investments in associates.
Non-current assets by geographical region as of:

In $000s	December 31, 2023[1]	December 31, 2022[1]

North America
Canada	$304,169	$296,794
Mexico	54,344	79,852
USA	75,836	68,496
South & Central America
Peru	$186,339	$338,042
Brazil	180,380	186,740
Chile	77,650	83,482
Argentina	47,750	58,493
Ecuador	25,161	27,259
French Guiana	5,160	5,160
Africa
South Africa	$293,562	$294,707
Burkina Faso	34,135	35,927
Cote d'Ivoire	28,869	34,667
Other
Türkiye	$210,162	$210,888
Mongolia	36,001	35,995
Australia	16,177	16,982
Fiji	13,622	14,886
Other	298	298
Consolidated	$1,589,615	$1,788,668
1.Includes Stream, royalty and other interests and Other long-term assets.